Income/ (Loss) per Common Share	6 Months Ended
Jun. 30, 2015
Income/ (Loss) per Common Share [Abstract]
INCOME/ (LOSS) PER COMMON SHARE
NOTE 17: INCOME/ (LOSS) PER COMMON SHARE
Income / (Loss) per share is calculated by dividing net income / (loss) available to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.
Potential common shares of 9,176,000 for the six month period ended June 30, 2015 (which included Series A Preferred Stock and Stock Options) and 14,406,286 for the six month period ended June 30, 2014 (which included Series A, Series B, Series C and Series D Preferred Stock, Restricted Stock and Stock Options) have an anti-dilutive effect (i.e. those that increase income per share or decrease income / (loss) per share) and are therefore excluded from the calculation of diluted income/ (loss) per share.

	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30,	June 30	June 30,	June 30,
	2015	2014	2015	2014
Numerator:
Net income/ (loss)	$26,362	$(2,804)	$46,396	$(15,622)
Less:
Dividend on Series B preferred shares	(27)	(27)	(54)	(54)
Dividend on Series D preferred shares	(61)	(168)	(199)	(279)
Dividend declared on restricted shares	(70)	(105)	(140)	(210)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(1,271)	151	(2,233)	825
Net income/ (loss) attributable to common shareholders, basic	$24,933	$(2,953)	$43,770	$(15,340)
Plus:
Dividend on Series B preferred shares	27	—	54	—
Dividend declared on Series D preferred shares	61	—	199	—
Dividend declared on restricted shares	70	—	140	—
Net income/ (loss) attributable to common stockholders, diluted	$25,091	$(2,953)	$44,163	$(15,340)

Denominator:
Denominator for basic net income/ (loss) per share — weighted average shares	150,580,595	149,564,942	150,455,682	145,352,511
Series A preferred stock	1,200,000	—	1,200,000	—
Series B preferred stock	216,000	—	216,000	—
Series D preferred stock	801,020	—	1,069,258	—
Restricted shares	1,400,006	—	1,400,006	—
Denominator for diluted net income/(loss) per share — adjusted weighted average shares	154,197,621	149,564,942	154,340,946	145,352,511
Basic net income / (loss) per share	$0.17	$(0.02)	$0.29	$(0.11)
Diluted net income/ (loss) per share	$0.16	$(0.02)	$0.29	$(0.11)